BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of exchange rates

	2012	2011	2010
Balance sheet items, except for equity accounts	RMB6.2301=$1	RMB6.2939=$1	RMB6.6000=$1
	HK$7.7507=$1	HK$7.7663=$1	HK$7.7810=$1

	For the years ended
	2012	2011	2010
Items in statements of income and cash flows	RMB6.2990=$1	RMB6.4475=$1	RMB6.7604=$1
	HK$7.7556=$1	HK$7.7793=$1	HK$7.7700=$1

Schedule of Estimated Useful Life of Property, Plant and Equipment
Estimated Life (years)
Leasehold land improvement	46.5
Buildings	10 - 20
Machinery and equipment	5 - 20
Vehicles	5
Furniture fixtures and office equipment	5

Schedule of the Computation of Basic and Diluted Net Income per Common Share

	For the years ended
	2012	2011	2010

Net income	$26,133,088	$57,620,552	$47,083,424

Weighted average outstanding shares of common stock	58,543,076	56,297,652	43,891,670
Dilutive effect of Warrants	-	-	2,584,713
Dilutive effect of Unit Purchase Option granted to underwriters	-	-	179,338

Diluted weighted average outstanding shares	58,543,076	56,297,652	46,655,721

Earnings per common stock:
Basic	$0.45	$1.02	$1.07
Diluted	$0.45	$1.02	$1.01